Intangible assets (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets
Right of use amortization	R$ (108,596)	R$ (114,111)
Financial result – interest expense and inflation adjustment	(156,251)	(134,509)
Expenses of short-term and low-value leases	(21,983)	(28,411)
Decrease in profit for the period	R$ (286,830)	R$ (277,031)